Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	December 31, 2012	December 31, 2011
Financial assets
Derivatives not designated in a hedging relationship
Current - commodity swaps	$660	$220
Long-term - commodity swaps	$491	$-
Current - foreign currency exchange agreements	$-	$289
Long-term - foreign currency exchange agreements	$-	$69
Long-term - interest rate swaps	$-	$5

Derivatives designated in a hedging relationship
Current - commodity swaps	$913	$1,463
Long-term - commodity swaps	$-	$575

Financial liabilities
Derivatives not designated in a hedging relationship
Current - interest rate swaps	$2,447	$1,492
Long-term - interest rate swaps	$1,307	$-
Current - foreign currency exchange agreements	$80	$-

Derivatives designated in a hedging relationship
Current - interest rate swaps	$-	$1,993
Long-term - interest rate swaps	$-	$2,106

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
			December 31, 2012
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Cash and cash equivalents	$29,940	$-	$-	$29,940
Funded landfill post-closure costs	9,885	-	-	9,885
Other assets - commodity swaps (designated in a hedging relationship)	-	-	913	913
Other assets - commodity swaps	-	-	1,151	1,151
Other liabilities - commodity swaps (designated in a
Other liabilities - interest rate swaps (designated in a
Other liabilities - interest rate swaps	-	(3,754)	-	(3,754)
Other liabilities - foreign currency exchange agreements	-	(80)	-	(80)
	$39,825	$(3,834)	$2,064	$38,055

			December 31, 2011
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Cash and cash equivalents	$14,143	$-	$-	$14,143
Funded landfill post-closure costs	9,200	-	-	9,200
Other assets - commodity swaps (designated in a hedging relationship)	-	-	2,038	2,038
Other assets - commodity swaps	-	-	220	220
Other assets - interest rate swaps	-	5	-	5
Other assets - foreign currency exchange agreements	-	358	-	358
Other liabilities - interest rate swaps (designated in a hedging relationship)	-	(4,099)	-	(4,099)
Other liabilities - interest rate swaps	-	(1,492)	-	(1,492)
	$23,343	$(5,228)	$2,258	$20,373

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

	December 31
	2012	2011

Balance, beginning of year	$2,258	$3,801
Realized gains included in the statement of operations, during the year	513	1,242
Unrealized gains (losses) included in the statement of operations, during the year	928	(324)
Unrealized losses included in accumulated other comprehensive loss, during the year	(1,126)	(1,215)
Settlements	(513)	(1,242)
Foreign currency translation adjustment	4	(4)
Balance, end of year	$2,064	$2,258

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss) [Table Text Block]

	December 31
	2012	2011

Derivatives designated as cash flow hedges, net of income tax
Other comprehensive income (loss), interest rate swaps	$3,854	$(2,478)
Other comprehensive loss, commodity swaps	(2,250)	(3,312)
Total other comprehensive income (loss), net of income tax	$1,604	$(5,790)

Schedule Of Commodity Swap Derivative Instruments United States [Table Text Block]
U.S. fuel hedges
Date entered	Notional amount (gallons per month expressed in gallons)	Diesel rate paid (expressed in dollars)	Diesel rate received variable	Effective date	Expiration date

October 29, 2008	62,500	$3.69	Diesel Fuel Index	July 1, 2009	October 31, 2013
June 1, 2009	170,000	$2.34	NYMEX Heating Oil Index	January 1, 2013	May 31, 2013
June 21, 2012	150,000	$3.62	Diesel Fuel Index	January 1, 2015	December 31, 2015
May 9, 2012	150,000	$3.94	Diesel Fuel Index	January 1, 2013	December 31, 2013
May 24, 2012	150,000	$3.82	Diesel Fuel Index	January 1, 2013	December 31, 2013
June 1, 2012	300,000	$3.74	Diesel Fuel Index	January 1, 2013	December 31, 2013
June 1, 2012	62,500	$3.69	Diesel Fuel Index	November 1, 2013	June 30, 2014
May 9, 2012	150,000	$3.85	Diesel Fuel Index	January 1, 2014	December 31, 2014
May 24, 2012	150,000	$3.79	Diesel Fuel Index	January 1, 2014	December 31, 2014
June 1, 2012	300,000	$3.73	Diesel Fuel Index	January 1, 2014	December 31, 2014
June 1, 2012	150,000	$3.72	Diesel Fuel Index	January 1, 2015	December 31, 2015

Schedule Of Commodity Swap Derivative Instruments Canada [Table Text Block]
Canadian fuel hedges
Date entered	Notional amount (litres per month expressed in litres)	Diesel rate paid (expressed in C$)	Diesel rate received variable	Effective date	Expiration date

May 9, 2012	260,000	$0.61	NYMEX WTI Index	January 1, 2013	December 31, 2014
May 23, 2012	260,000	$0.60	NYMEX WTI Index	January 1, 2013	December 31, 2014
June 4, 2012	520,000	$0.76	NYMEX Heating Oil Index	January 1, 2013	December 31, 2013
June 4, 2012	520,000	$0.57	NYMEX WTI Index	January 1, 2014	December 31, 2014
June 4, 2012	520,000	$0.57	NYMEX WTI Index	January 1, 2015	December 31, 2015

Schedule Of Interest Rate Swap Derivative Instruments [Table Text Block]
Interest rate swaps
Date entered	Notional amount	Fixed interest rate (plus applicable margin)	Variable interest rate received	Effective date	Expiration date

October 26, 2010	$160,000	1.07%	0.23%	November 2, 2010	July 2, 2014
March 25, 2011	$60,000	1.61%	0.23%	April 4, 2011	July 2, 2014
June 29, 2011	$30,000	1.13%	0.23%	July 5, 2011	July 2, 2014
October 4, 2011	$45,000	*	*	October 4, 2011	April 4, 2013
Note:
(*) This interest rate swap agreement is based on LIBOR with an interest rate cap of 3.0%.

Schedule Of Foreign Exchange Derivative Instruments [Table Text Block]
Foreign currency exchange agreements
Date entered	U.S. dollars purchased	Foreign currency exchange rate	Effective date

October 28, 2011	$4,000	1.0057	January 15, 2013
February 29, 2012	$4,000	0.9998	April 15, 2013
August 9, 2012	$4,300	1.0054	July 15, 2013

Derivative Contractual Obligation Fiscal Year Maturity Schedule [Table Text Block]
				December 31, 2012
		Payments due
	Total	Less than 1 year	1-3 years	4-5 years	After 5 years

Derivative
Interest rate swaps	$3,788	$2,523	$1,265	$-	$-
Foreign currency exchange agreements	$12,300	$12,300	$-	$-	$-

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]

	December 31
	2012	2011

Net loss (gain) on financial instruments
Funded landfill post-closure costs	$(59)	$(89)
Interest rate swaps	2,269	(4,851)
Fuel hedges	(928)	324
Foreign currency exchange agreements	443	(368)
	$1,725	$(4,984)